EARNINGS PER SHARE (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Earnings Per Share Reconciliation [Abstract]
NET EARNINGS FROM CONTINUING OPERATIONS									$ 11,797	[1]	$ 10,946	[1]	$ 10,680	[1]
Preferred dividends, net of tax benefits									(233)		(219)		(192)
NET EARNINGS FROM CONTINUING OPERATIONS AVAILABLE TO COMMON SHAREHOLDERS									11,564	[1]	10,727	[1]	10,488	[1]
DILUTED NET EARNINGS FROM CONTINUING OPERATIONS									11,797	[1]	10,946	[1]	10,680	[1]
Net earnings from discontinued operations	0	0	0	0	0	0	1,510	280	0		1,790		2,756
NET EARNINGS ATTRIBUTABLE TO PROCTER & GAMBLE	$ 2,510	$ 2,873	$ 3,333	$ 3,081	$ 2,185	$ 2,585	$ 4,659	$ 3,307	$ 11,797	[1]	$ 12,736	[1]	$ 13,436	[1]
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average common shares outstanding									2,804.0		2,900.8		2,952.2
Effect of dilutive securities
Conversion of preferred shares									128.5	[2]	134.0	[2]	139.2	[2]
Exercise of stock options and other unvested equity awards									69.4	[3]	64.5	[3]	62.7	[3]
DILUTED WEIGHTED AVERAGE COMMON SHARES OUTSTANDING									3,001.9		3,099.3		3,154.1

[1]	Net earnings per share are calculated on net earnings attributable to Procter & Gamble.
[2]	Despite being included currently in diluted net earnings per common share, the actual conversion to common stock occurs pursuant to the repayment of the ESOPs' obligations through 2035.
[3]	Approximately 93 million in 2011, 101 million in 2010 and 92 million in 2009 of the Company's outstanding stock options were not included in the diluted net earnings per share calculation because the options were out of the money or to do so would have been antidilutive (i.e., the total proceeds upon exercise would have exceeded the market value of the underlying common shares).